Share-Based Payment - Summary of Number of Share Options Outstanding and Weighted Average Exercise Prices (Detail)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Average exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, 2020 | $ / shares	$ 0
Granted | $ / shares	55.00
Forfeited | $ / shares	55.00
Exercised | $ / shares	0
Expired | $ / shares	0
As of December 31, 2020 | $ / shares	55.00
Vested and exercisable as of December 31, 2020 | $ / shares	$ 0
Numbers of options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, 2020 | shares	0
Granted | shares	305,601,702
Forfeited | shares	(899,000)
Exercised | shares	0
Expired | shares	0
As of December 31, 2020 | shares	304,702,702
Vested and exercisable as of December 31, 2020 | shares	0